Convertible Note	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Convertible Note

NOTE 6 – CONVERTIBLE NOTE

On June 8, 2018, the Company issued a convertible note of $2,500. The convertible note is unsecured, bears interest at 10% per annum and due on December 8, 2019. As of September 30, 2018, the balance outstanding was $2,500. There is no set conversion price as the Company does not have actively trading common shares.